Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2019 Subsidiary Affiliates
Statement [LineItems]
Number of consolidated subsidiaries	420
Number of expanded consolidated subsidiaries	46
Number of newly acquired companies	45
Number of newly established companies	1
Number of liquidating companies	8
Number of companies merged	6
Equity method investment number of affiliates | Affiliates	119
Increase in equity method investment number of affiliates | Affiliates	4
Decrease in equity method investment number of affiliates | Affiliates	8
Bottom of range [member]
Statement [LineItems]
Proportion of voting rights held in associate	20.00%
Top of range [member]
Statement [LineItems]
Proportion of voting rights held in associate	50.00%